TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

13.TAXATION

	2021	2020
Current tax:	£’000	£’000

Current tax on profits for the year	7,679	—
Adjustments in respect of prior periods	—	—
Total current tax	7,679	—

	2021	2020
Deferred tax:	£’000	£’000

Origination and reversal of temporary differences	827	—
Total deferred tax	827	—
Total tax charge	8,506	—

No deferred tax has been recognized on the losses brought forward on the UK and US losses given the uncertainty on the generation of future profits.

Income tax expense

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	2021	2020
	£'000	£'000
Profit before taxation	39,271	1,442
Expected tax charge based on a weighted average of 25% (2020 - 24%) (UK, US and Canada)	9,746	346

Effect of expenses not deductible in determining taxable profit	1,779	3
Capital allowances in excess of depreciation	(3,770)	(101)
Other tax adjustments	(137)	(141)
Unrealized gains/(loss) on crypto assets	(385)	(562)
Origination and reversal of temporary differences	827	—
Unutilized tax losses carried forward	445	455
Taxation charge in the financial statements	8,506	—

The group has tax losses available to be carried forward and used against trading profits arising in future periods of approximately £10,476,000 (2020 - £10,031,000).

No deferred tax asset has been recognized on the UK and US unutilised losses.

The weighted average applicable tax rate was 25% (2020: 24%). The increase is caused by a change in the profitability of the Group’s subsidiaries in the respective countries.

The deferred tax liabilities as at 31 December 2021, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	2021	2020
Deferred tax liabilities	£'000	£'000

Fair value gains:
Digital assets	286	—
Gain on fair value of property acquired (see note 17)	442	—
Share of other comprehensive income of associates	99	—
Total deferred tax	827	—

Split between:

	2021	2020
Deferred tax liabilities	£’000	£’000
Current liabilities	286	—
Non-current liabilities	541	—
Total deferred tax	827	—